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[SECURITY BENEFIT LOGO]

May 4, 2009

Securities and Exchange Commission
100 F Street NE
Washington, DC 20549

Subj:	SBL Fund - File Nos.: 811-02753 and 002-59353 (the "Fund")

Dear Sir/Madam:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933, please accept this letter as certification that the Prospectus and Statement of Additional Information for SBL Fund do not differ from that contained in Post-Effective Amendment No. 56. This Post-Effective Amendment was filed electronically on April 30, 2009.

If you have any questions concerning this filing, please contact me at (785) 438-3321.

Sincerely,

CHRIS SWICKARD

Chris Swickard
Assistant Secretary
SBL Fund

One Security Benefit Place * Topeka, Kansas 66636-0001